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[ING Funds Letterhead]




May 20, 2004

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:            ING Corporate Leaders Trust Fund (the "Fund")
SEC File Nos.  02-10694 and 811-0091

Ladies and Gentlemen:

      Pursuant to Rule 497 (j) under the Securities Act of 1933 (the "1933 Act") this is to certify that the Prospectus contained in Post-Effective Amendment No. 47 to the Fund that would be filed pursuant to 497 (b) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 46 to the Fund's Registration Statement on Form S-6 filed on April 30, 2004.

      No fees are required for this filing. Please contact the undersigned at 480-477-2659 if you have any questions.

                                   Very truly yours,


                                  /s/ Ernest J. C'DeBaca
                                  Ernest J. C'DeBaca
                                  Counsel
                                  ING U.S. Legal Services

cc:  Kathryn McElroy
     Dechert  LLP